Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 21,680	$ 3,026	¥ 20,106	$ 2,755	¥ 20,342	¥ 20,442
Less: loss of impairment	(1,896)	(265)	(1,896)	(260)	(1,896)
Less: accumulated depreciation	(11,137)	(1,554)	(9,554)	(1,309)	(6,682)	(4,160)
Property, plant and equipment, net	8,647	1,207	8,656	1,186	11,764	16,282
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property and equipment, gross	534	75	534	73	754	754
Computer and electronic equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property and equipment, gross			2,457	337	1,930	1,235
Manufacturing equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property and equipment, gross			12,460	1,707	12,501	12,422
Office equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property and equipment, gross	288	40	288	40	187	187
Motor vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property and equipment, gross			4,367	598	3,914	3,896
Construction in process [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 94	$ 13			¥ 1,056	¥ 1,948